4. Property and Equipment, net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 89,393	$ 358,321
Less accumulated depreciation	(84,437)	(330,475)
Property and equipment - net	4,956	27,846
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	0	264,583
Office and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	42,289	46,634
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	26,841	26,841
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 20,263	$ 20,263